Stockholders' Deficit (Details Textual 1) - USD ($)					1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 11, 2020	Mar. 02, 2019	Mar. 02, 2019	Sep. 09, 2016	Sep. 27, 2018	Dec. 20, 2017	Nov. 09, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Feb. 25, 2020
Stockholders' Deficit (Textual)
Warrants issued								9,981,923		1,198,270
Common stock, shares issued	239,608	158,416	158,416		2,692
Principal amount	$ 450
Per share price	$ .00625	$ 0.0101	$ 0.0101									$ .008
Accrued interest paid	$ 43
Conversion fees	$ 1,005
Reclassification of debt premiums								$ 16,277
Warrants, description				On September 9, 2016, 500 5-year warrants exercisable at $10, per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000.
Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Convertible note, description							The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company’s common stock at an exercise price of $350, as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350.
Security purchase agreement, description						An additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300, warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note 9). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock's market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of March 31, 2020, the warrant value was evaluated and the warrant holder is entitled to exercise its warrants for 9,981,423 common shares and the related derivative liability is $119,777.	On December 20, 2017 an additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300, warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note 9). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock's market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of March 31, 2020, the warrant value was evaluated and the warrant holder is entitled to exercise its warrants for 9,981,423 common shares and the related derivative liability is $119,777.
Employee Stock Option [Member]
Stockholders' Deficit (Textual)
Compensation and consulting expense related to stock options								132,599	$ 132,393	$ 265,113	$ 198,290
Total unrecognized compensation and consulting expense related to unvested stock options								$ 220,345		$ 353,265
Weighted average period share-based compensation expense								1 year		2 years
Warrant [Member]
Stockholders' Deficit (Textual)
Warrants issued				500,000
Warrants exercisable term				5 years
Warrants exercise price				$ 0.01
Warrants outstanding				$ 180,000
Warrant [Member] | Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Convertible note, description							The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350, as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350.
Principal amount							$ 105,000